Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Jun. 30, 2021 USD ($)
Period:
The remainder of 2021	$ 233
2022	406
2023	246
2024	126
2025	100
2026	41
Total operating lease payments	1,152
Less: imputed interest	36
Present value of lease liabilities	$ 1,116